Consolidated statements of changes in equity - USD ($) $ in Thousands	Total	Share Capital Common [Member]	Equity Reserve	Foreign Currency Translation Reserve	Deficit	Attributable To Shareholders Of The Company	Non Controlling Interests
Balance, shares at Dec. 31, 2020		117,975
Balance, amount at Dec. 31, 2020	$ 181,162	$ 350,707	$ 42,378	$ 6,842	$ (230,253)	$ 169,674	$ 11,488
Statement [Line Items]
Net loss for the year	(160,576)	0	0		(157,674)	(157,674)	(2,902)
Other comprehensive income (loss) for the year	748	0	0	(9)	(22)	(31)	779
Contribution from non-controlling interests (Note 19)	1,400	$ 0	0		0	0	1,400
At-the-market offering (Note 17) shares		27,323
At-the-market offering (Note 17) amount	30,224	$ 30,224	0	0		30,224	0
January bought deal public offering (Note 17) shares		10,253
January bought deal public offering (Note 17) amount	24,987	$ 24,987	0	0	0	24,987	0
Sandstorm private placement (Note 17) shares		3,547
Sandstorm private placement (Note 17) amount	2,478	$ 2,399	79	0	0	2,478	0
Conversion of Sandstorm convertible debenture shares		4,673
Conversion of Sandstorm convertible debenture amount	12,844	$ 12,844	0	0	0	12,844	0
Conversion option of convertible debenture (Note 10)	2,366	$ 0	2,366	0	0	2,366	0
Retraction of convertible debenture (Note 10) shares		799
Retraction of convertible debenture (Note 10) amount	631	$ 764	(133)	0	0	631	0
Amendment of convertible debenture (Note 10) shares		182
Amendment of convertible debenture (Note 10) amount	2,315	$ 198	2,117	0	0	2,315	0
Common shares issued shares		303
Common shares issued amount	735	$ 735	0	0	0	735	0
Share-based payments	4,349	$ 0	4,349	0	0	4,349	0
Exercise of options shares		90
Exercise of options amount	172	$ 240	(68)	0	0	172	0
Balance, amount at Dec. 31, 2021	103,835	$ 423,098	51,088	6,833	(387,949)	93,070	10,765
Balance, shares at Dec. 31, 2021		165,145
Statement [Line Items]
Net loss for the year	(45,187)	$ 0	0	0	(43,104)	(43,104)	(2,083)
Other comprehensive income (loss) for the year	6,637	0	0	2,964	2,204	5,168	1,469
Contribution from non-controlling interests (Note 19)	7,211	$ 0	0	0	0	0	7,211
At-the-market offering (Note 17) shares		12,213
At-the-market offering (Note 17) amount	10,080	$ 10,080	0	0	0	10,080	0
Sandstorm private placement (Note 17) amount	9,816	$ 9,816	0	0	0	9,816	0
Retraction of convertible debenture (Note 10) shares		11,242
Retraction of convertible debenture (Note 10) amount	5,258	$ 6,073	(815)	0	0	5,258	0
Amendment of convertible debenture (Note 10) shares		656
Amendment of convertible debenture (Note 10) amount	(1,807)	$ 307	(2,114)	0	0	(1,807)	0
Share-based payments	2,746	$ 0	2,746	0	0	2,746	0
Sandstorm private placements (Note 17) shares		15,200
Balance, amount at Dec. 31, 2022	98,589	$ 449,374	50,905	9,797	(428,849)	81,227	17,362
Balance, shares at Dec. 31, 2022		204,456
Statement [Line Items]
Net loss for the year	(38,173)	$ 0	0	0	(34,958)	(34,958)	(3,215)
Other comprehensive income (loss) for the year	(778)	0	0	(1,472)	416	(1,056)	278
Contribution from non-controlling interests (Note 19)	4,357	$ 0	0	0	0	0	4,357
At-the-market offering (Note 17) shares		4,548
At-the-market offering (Note 17) amount	2,310	$ 2,310	0	0	0	2,310	0
Retraction of convertible debenture (Note 10) shares		6,773
Retraction of convertible debenture (Note 10) amount	2,498	$ 2,746	(248)	0	0	2,498	0
Amendment of convertible debenture (Note 10) amount	(272)	$ 0	(272)	0	0	(272)	0
Common shares issued shares		679
Common shares issued amount	350	$ 350	0	0	0	350	0
Share-based payments	2,029	$ 0	2,029	0	0	2,029	0
Private placements (Note 17) shares		2,234
Private placements (Note 17) amount	768	$ 768	0	0	0	768	0
Warrants issued	522	0	522	0	0	522	0
Balance, amount at Dec. 31, 2023	$ 72,200	$ 455,548	$ 52,936	$ 8,325	$ (463,391)	$ 53,418	$ 18,782
Balance, shares at Dec. 31, 2023		218,690